Submission	Jul. 07, 2026
Submission [Line Items]
Central Index Key	0001995704
Registrant Name	Cuprina Holdings (Cayman) LTD
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES